Financial Information of Parent Company Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss attributable to Acorn International, Inc. shareholders	$ (40,158,654)	$ (44,328,912)	$ (39,895,878)
Share-based compensation	71,333	428,000	446,412
Changes in operating assets and liabilities:
Net cash used in operating activities	(22,333,075)	(45,632,724)	2,467,551
Investing activities:
Net cash provided by investing activities	9,398,600	(1,714,262)	(13,874,461)
Financing activities:
Increase in long-term debt	0	0	8,450,000
Repayment of long-term debt	(8,520,507)	0	0
Repurchase of ordinary shares	(375,000)	0	(8,645,505)
Net cash used in financing activities	(8,895,507)	0	(195,505)
Net increase (decrease) in cash and cash equivalents	(22,539,525)	(47,865,935)	(8,422,841)
Cash and cash equivalents at the beginning of the year	34,686,379	82,552,314	90,975,155
Cash and cash equivalents at the end of the year	12,146,854	34,686,379	82,552,314
Parent Company [Member]
Operating activities:
Net loss attributable to Acorn International, Inc. shareholders	(40,158,654)	(44,328,912)	(39,895,878)
Share-based compensation	71,333	428,000	446,412
Equity in losses of subsidiaries	(37,425,643)	(42,249,948)	(38,650,417)
Changes in operating assets and liabilities:
Other current assets	(24,389)	(19,267)	19,260
Other current liabilities	1,135,638	(48,564)	(72,509)
Net cash used in operating activities	(1,690,720)	(1,714,669)	(699,367)
Investing activities:
Cash received from capital deduction of YiyangYukang	0	3,056,479	0
Cash paid for convertible loan	(1,870,547)	0	0
Dividend received	6,506,710	0	0
Net cash provided by investing activities	4,636,163	3,056,479	0
Financing activities:
Increase in long-term debt	0	0	8,450,000
Repayment of long-term debt	(8,506,324)	0	0
Amounts due from subsidiaries	3,178,570	27,643	0
Amounts due to subsidiaries	(57,527)	849,784	0
Repurchase of ordinary shares	(375,000)	0	(8,645,505)
Net cash used in financing activities	(5,760,281)	877,427	(195,505)
Net increase (decrease) in cash and cash equivalents	(2,814,838)	2,219,237	(894,872)
Cash and cash equivalents at the beginning of the year	4,928,041	2,708,804	3,603,676
Cash and cash equivalents at the end of the year	2,113,203	4,928,041	2,708,804
Parent Company [Member] | Convertible Debt [Member]
Operating activities:
Accrued interest	(140,291)	0	0
Parent Company [Member] | Long-term Debt [Member]
Operating activities:
Accrued interest	$ 0	$ 4,126	$ 152,931